Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2026
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk management and strategy

The Group operates network infrastructure, systems integration and managed services businesses, and conducts unmanned systems work for government, defense and critical infrastructure clients. Cybersecurity risk is accordingly a risk to the Group’s own information systems and to the services it delivers to clients. The Group’s processes for assessing, identifying and managing material risks from cybersecurity threats are managed in house by the information technology personnel of the Group and its operating businesses, who specialize in network infrastructure, systems integration and managed services, and are integrated into the Group’s overall risk management through reporting to the audit committee. The Group does not engage assessors, consultants, auditors or other third parties in connection with those processes. The Group uses third-party service providers, including cloud infrastructure providers such as Amazon Web Services, third-party artificial intelligence models and platforms, and contractors, partners and agents, and oversees cybersecurity risks associated with those providers through its information technology personnel, who assess the security practices and certifications of significant providers before engagement, rely on the contractual security commitments in their terms of service, restrict their access to the Group’s systems and data to what is required, and monitor their performance and any security notifications they issue. The risks to the Group from cybersecurity threats affecting its third-party service providers and partners, and from its reliance on third-party AI models, platforms and data, are described under “Item 3.D. Risk Factors—Risks relating to our business and industry—A cybersecurity incident could disrupt our operations and those of our customers” and “—Generative and agentic artificial intelligence in our products may produce inaccurate, biased or unintended outputs or actions and expose us to liability and reputational harm.”

Material effects of cybersecurity threats

The Group is not aware of any risk from cybersecurity threats, including as a result of any previous cybersecurity incident, that has materially affected or is reasonably likely to materially affect the Group, including its business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	The Group’s processes for assessing, identifying and managing material risks from cybersecurity threats are managed in house by the information technology personnel of the Group and its operating businesses, who specialize in network infrastructure, systems integration and managed services, and are integrated into the Group’s overall risk management through reporting to the audit committee.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	The Group is not aware of any risk from cybersecurity threats, including as a result of any previous cybersecurity incident, that has materially affected or is reasonably likely to materially affect the Group, including its business strategy, results of operations or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance

The Board of Directors oversees risks from cybersecurity threats through the audit committee, which receives reports from management on cybersecurity risks and any material incidents at its scheduled meetings and reports to the Board as required.

Management is responsible for assessing and managing the Group’s material risks from cybersecurity threats. That responsibility is led by the Chief Executive Officer, Mr Balasubramanian, who has more than twenty years of experience in information technology, including as founder and Chief Executive Officer of Clerysys Inc, a software as a service and information technology solutions provider, and of Raptor300 Inc. He is supported by the information technology leads of each operating business, who are responsible for the security of that business’s systems and the services it delivers to clients. They are informed about, and monitor, the prevention, detection, mitigation and remediation of cybersecurity incidents through internal reporting from the information technology personnel of the operating businesses. The Chief Executive Officer reports on cybersecurity risks and any material incidents to the audit committee, and through it to the Board.

Cybersecurity Risk Role of Management [Text Block]	Management is responsible for assessing and managing the Group’s material risks from cybersecurity threats. That responsibility is led by the Chief Executive Officer, Mr Balasubramanian, who has more than twenty years of experience in information technology, including as founder and Chief Executive Officer of Clerysys Inc, a software as a service and information technology solutions provider, and of Raptor300 Inc.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Chief Executive Officer reports on cybersecurity risks and any material incidents to the audit committee, and through it to the Board.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true